February 6, 2003

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Westwood Funds (the "Trust")
                  File Nos. 33-06790/811-04719
                  -------------------------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-named Trust does not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 31, 2003 (Accession #0000935069-03-000097).


         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0531.


                                           /s/ Arlene Lonergan
                                           Arlene Lonergan
                                           Senior Regulatory Administrator

cc:      B. Alpert
         J. McKee
         G. Rawitz, Esq.
         D. Whitaker
         L. Dowd